Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage Expenses and Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 4,670	$ 4,766	$ 4,645
Insurance	664	607	742
Spares, repairs and maintenance	1,884	2,721	2,222
Lubricants	517	501	496
Stores	820	1,000	783
Other	327	330	247
Total	$ 8,882	$ 9,925	$ 9,135